INVESTMENTS IN ASSOCIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2023
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Schedule of percentage participation using the equity method of accounting
As of June 30, 2023, June 30, 2022 and December 31, 2022, the Company had the following participation in investments that were recorded using the equity method:

	June 30, 2023	June 30, 2022	December 31, 2022
River Box Holding Inc. (“River Box”)	49.90%	49.90%	49.90%

Schedule of summarized financial statement information of equity method investees
Summarized balance sheet information of the Company’s equity method investees is as follows:

	River Box
(in thousands of $)	June 30, 2023	December 31, 2022
Share presented	49.90%	49.90%
Current assets	15,742	15,186
Non-current assets	227,886	234,572
Total assets	243,628	249,758
Current liabilities	14,699	14,267
Non-current liabilities (1)	212,387	218,944
Total liabilities	227,086	233,211
Total stockholders’ equity (2)	16,542	16,547

(1) River Box non-current liabilities as of June 30, 2023 include $45.0 million due to SFL (December 31, 2022: $45.0 million) (See Note 17: Related Party Transactions).

(2) In the six months ended June 30, 2023, River Box paid a dividend of $1.5 million to SFL (June 30, 2022: $1.5 million, December 31, 2022: $2.9 million).
Summarized statement of operations information of the Company’s equity method investees is as follows:

	River Box
	Six months ended June 30,
(in thousands of $)	2023	2022
Share presented	49.90%	49.90%
Operating revenues	9,221	9,665
Net operating revenues	9,212	9,654
Net income	1,451	1,405

Schedule of allowance for expected credit losses in associates	Movements in the six months ended June 30, 2023 in the allowance for expected credit losses can be summarized as follows:

(in thousands of $)	River Box
Share presented	49.90%
Balance as of December 31, 2022	378
Allowance recorded in net income of associated companies	(62)
Balance as of June 30, 2023	316